Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Discontinued Operations [Abstract]
Summary of Condensed income statement
19.1 Condensed income statement

Amounts in EUR millions (except per share data)	1H 2026	1H 2025

Discontinued operations

Insurance revenue	212	211

Insurance service expenses	(78)	(86)

Insurance service result	134	125

Interest revenue on financial instruments calculated using the effective interest method	13	14

Interest income from instruments measured at FVPL	117	173

Other investment income	732	820

Results from financial transactions	4,224	1,011

Insurance finance income / (expenses)	(5,136)	(2,024)

Net reinsurance finance income / (expenses) on reinsurance held	(2)	(1)

Insurance net investment result	(52)	(7)

Interest revenue on financial instruments calculated using the effective interest method	17	19

Interest income from instruments measured at FVPL	31	58

Other investment income	560	600

Results from financial transactions	5,029	366

Investment contract income / (expenses)	(5,633)	(1,028)

Interest expenses	-	1

Other net investment result	4	15

Total net investment result	(48)	8

Fees and commission income	167	149

Other operating expenses	(187)	(179)

Other income / (charges)	4	5

Other result	(17)	(26)

Result before tax from discontinued operations	69	107

Income tax (expense) / benefit	(17)	(22)

Result after tax from discontinued operations	52	86

Impairment loss on remeasurement of the disposal group	-	-

Net result from discontinued operations 1	52	86

Earnings per share from discontinued operations

Basic earnings per common share	0.03	0.05

Basic earnings per common share B	0.00	0.00

Diluted earnings per common share	0.03	0.05

Diluted earnings per common share B	0.00	0.00

1	Net result from discontinued operations equals to the sum of Net result of Aegon UK (third party result) and the Inter-segment result ( intercompany result), both under 3.1 Segment results .

Summary of Condensed statement of comprehensive income
19.2 Condensed statement of comprehensive income

	1H 2026	1H 2025

Net result from discontinued operations	52	86

Items that will not be reclassified to profit or loss:

Remeasurements of defined benefit plans	(27)	6

Items that may be reclassified subsequently to profit or loss:

Movement in foreign currency translation and net foreign investment hedging reserves	16	(52)

Total other comprehensive income / (loss) from discontinued operations	(11)	(45)

Total comprehensive income / (loss) from discontinued operations	41	40

Summary of Condensed held for sale assets and liabilities
19.3 Condensed held for sale assets and liabilities

June 30, 2026

Assets

Cash and cash equivalents	250

Investments	136,640

Derivatives	53

Reinsurance contract assets	1

Deferred tax assets	74

Deferred expenses	13

Other assets and receivables	1,084

Intangible assets	131

Total assets held for sale	138,246

Liabilities

Reinsurance contract liabilities	5

Insurance contract liabilities	46,857

Investment contract liabilities with discretionary participation features	21,777

Investment contracts without discretionary participation features	67,438

Derivatives	196

Other liabilities	797

Total liabilities held for sale	137,070

Summary of Classification as held for sale
19.4 Condensed cash flow statement

	1H 2026	1H 2025

Net cash inflow (outflow) from operating activities	114	81

Net cash inflow (outflow) from investing activities	(2)	(6)

Net cash inflow (outflow) from financing activities	(76)	(69)

Net cash inflow (outflow) from discontinued operations	35	5

Summary of Impairment assessment
19.5 Impairment assessment
Upon classification as held for sale, as per June 30, 2026, the carrying amount of Aegon UK has been compared to the fair value less cost to sell, which is estimated by reference to the fair value of the consideration to which Aegon Ltd. is entitled under the terms and conditions of the sales agreement. The fair value less cost to sell is higher than the carrying value and thus an impairment loss is not applicable.

Proceeds	Number	Share price	GBP	EUR
Cash (in million)			750	871

Shares	181,080,690	8.33	1,508	1,752

Total consideration			2,258	2,622

Cost to sell				(44)

Dividend				(59)

Fair value less cost to sell				2,519

Carrying amount of Aegon UK				1,183

Summary of fair values of financial instruments
19.6 Fair value
The following table sets out the fair values of financial instruments by the level of the fair value hierarchy into which each fair value measurement is categorized. It does not include fair value information for cash and cash equivalents, receivables, and payables, whose carrying amounts are a reasonable approximation of fair value, or for lease liabilities.

	Fair value hierarchy

June 30, 2026	Level I	Level II	Level III	Total

Shares	-	13	-	13

Debt securities	255	308	-	563

Money market and other short-term investments	-	126	-	126

Other investments at fair value	-	659	-	659

Derivatives	10	35	8	53

Investments - Policyholder risk	16,743	117,758	332	134,832

Total financial assets measured at FVPL	17,008	118,899	340	136,248

Investment contracts without DPF - Policyholder risk	-	67,408	-	67,408

Derivatives	15	180	-	196

Total financial liabilities measured at fair value	15	67,588	-	67,603

Summary of the changes in all assets and liabilities measured at estimated fair value Level III
Movements in Level III financial instruments measured at fair value
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

	Transfers to disposal groups	Total gains / (losses) in income statement 1	Purch- ases	Sales	Settle- ments	Net ex- change difference	On June 30, 2026	Total URGL for the period 2

Derivatives	10	(1)	-	(1)	-	-	8	1

Investments - Policyholder risk	307	3	38	(17)	-	2	332	2

Total financial assets (FVPL)	316	2	38	(18)	-	2	340	2

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2	Total unrealized gains / (losses) for the period recorded in the P&L during which the financial instrument was in Level III.

Summary of movement schedules by type of insurance liability
19.7 Insurance contracts and investment contracts with discretionary participation features

1H 2026	Insurance contracts (Non-PAA)				Investment contracts with DPF

Movement schedules by type of liability	LFRC	LC	LFIC	Total	LFRC	LC	LFIC	Total

Net opening balance	-	-	-	-	-	-	-	-

Transfers to disposal groups	42,936	11	29	42,977	20,194	1	-	20,196

Insurance revenue	(94)	-	-	(94)	(21)	-	-	(21)

Incurred claims and expenses	-	-	35	35	-	-	6	6

Onerous contract losses (and reversals)	-	(4)	-	(4)	-	(1)	-	(1)

Insurance service expenses	-	(4)	35	31	-	(1)	6	5

Investment components	(1,362)	-	1,362	-	(746)	-	746	-

Insurance service result	(1,456)	(4)	1,397	(62)	(767)	(1)	752	(16)

Insurance finance (income) / expenses	4,390	-	-	4,390	2,110	-	-	2,110

Cash flows	621	-	(1,398)	(777)	86	-	(752)	(666)

Net exchange differences	329	-	-	330	153	-	-	153

Net closing balance	46,821	7	29	46,857	21,776	-	-	21,777

Summary of movement schedules by measurement component of insurance liabilities

1H 2026	Insurance contracts (Non-PAA)				Investment contracts with DPF

Movement schedules by measurement component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Net opening balance	-	-	-	-	-	-	-	-

Transfers to disposal groups	41,515	218	1,244	42,977	19,891	90	214	20,196

Changes in estimates that adjust CSM	(171)	23	149	-	(92)	11	81	-

Changes in estimates that adjust onerous contracts	(4)	-	-	(4)	(1)	-	-	(1)

Changes that relate to future service	(176)	23	149	(4)	(93)	11	81	(1)

Earnings released from CSM	-	-	(43)	(43)	-	-	(12)	(12)

Release of risk adjustment	-	(6)	-	(6)	-	(3)	-	(3)

Revenue from policyholder tax expenses incurred	(10)	-	-	(10)	-	-	-	-

Changes that relate to current service	(10)	(6)	(43)	(59)	-	(3)	(12)	(15)

Insurance service result	(185)	17	105	(62)	(93)	8	70	(16)

General model

Interest accreted to insurance contracts	4	-	1	6	-	-	-	-

Variable fee approach

Change in fair value of the underlying assets	4,385	-	-	4,385	2,110	-	-	2,110

Change in fulfilment value - risk mitigation option	(1)	-	-	(1)	-	-	-	-

Insurance finance (income) / expenses	4,389	-	1	4,390	2,110	-	-	2,110

Premiums received	620	-	-	620	90	-	-	90

Claims, benefits and expenses paid	(1,397)	-	-	(1,397)	(756)	-	-	(756)

Cash flows	(777)	-	-	(777)	(666)	-	-	(666)

Net exchange differences	318	2	10	330	150	1	2	153

Net closing balance	45,260	237	1,361	46,857	21,393	98	286	21,777

Summary of Investment contracts without discretionary participation features
19.8 Investment contracts without discretionary participation features

	1H 2026

Movement schedule	Aegon risk	Policyholder risk

Opening balance	-	-

Transfers to disposal groups	31	59,035

Deposits	1	2,637

Withdrawals	(2)	(1,572)

Interest credited	-	6,882

Fund charges released	-	(48)

Net exchange differences	-	474

Closing balance	31	67,408